Revenue	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Revenue
20.	Revenue

Revenue consist of the following:

	For the year ended December 31,
	2024	2023	2022
Sales of food, beverage and packaged products by Company owned and operated stores	1,188,292,854	1,389,640,747	938,096,823
Franchise fees	24,214,820	15,443,024	4,537,599
Revenues from other franchise support activities	149,457,775	66,878,149	18,965,417
Revenues from wholesale activities	20,585,161	27,204,236	6,533,166
Revenue from e-commerce sales	808,861	59,067,398	41,635,451
Revenues from other activities	7,798,340	1,772,253	1,295,310

Total revenues	1,391,157,811	1,560,005,807	1,011,063,766

All of the property and equipment of the Company are physically located in the PRC. The geographical location of customers is based on the location at which the customers operate and all of the Company’s revenue is derived from operations in the PRC for the years ended December 31, 2024, 2023 and 2022.